Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Expected Useful Lives (Details)	Mar. 31, 2026
Buildings [Member]
Schedule of Property Plant and Equipment Expected Useful Lives [Line Items]
Expected useful lives	20 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property Plant and Equipment Expected Useful Lives [Line Items]
Expected useful lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property Plant and Equipment Expected Useful Lives [Line Items]
Expected useful lives	10 years
Automobiles [Member] | Minimum [Member]
Schedule of Property Plant and Equipment Expected Useful Lives [Line Items]
Expected useful lives	3 years
Automobiles [Member] | Maximum [Member]
Schedule of Property Plant and Equipment Expected Useful Lives [Line Items]
Expected useful lives	5 years
Office and electric equipment [Member] | Minimum [Member]
Schedule of Property Plant and Equipment Expected Useful Lives [Line Items]
Expected useful lives	3 years
Office and electric equipment [Member] | Maximum [Member]
Schedule of Property Plant and Equipment Expected Useful Lives [Line Items]
Expected useful lives	5 years